Financial Risk Management and Fair Values - Remaining Contractual Maturities of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	¥ 164,818		¥ 190,847
Bills payable	2,896		3,221
Accrued expenses and other payables	182,368		195,572
Amount due to ultimate holding company	21,677		11,020
Lease liabilities		¥ 80,207
Carrying amount [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	164,818		190,847
Bills payable	2,896		3,221
Accrued expenses and other payables	182,368		195,572
Amount due to ultimate holding company	21,677		11,020
Lease liabilities	74,303
Financial liabilities	446,062		400,660
Total contractual undiscounted cash flow [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	164,818		190,847
Bills payable	2,896		3,221
Accrued expenses and other payables	182,368		195,572
Amount due to ultimate holding company	21,677		11,020
Lease liabilities	80,973
Financial liabilities	452,732		400,660
Within 1 year or on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	164,818		190,847
Bills payable	2,896		3,221
Accrued expenses and other payables	182,368		195,572
Amount due to ultimate holding company	21,677		11,020
Lease liabilities	23,814
Financial liabilities	395,573		¥ 400,660
More than 1 year but less than 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	39,791
Financial liabilities	39,791
More than 3 years but less than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	9,662
Financial liabilities	9,662
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	7,706
Financial liabilities	¥ 7,706